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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-07318

                    Pioneer International Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer International Value Fund

 Schedule of Investments  02/29/2012

 Shares

 Value

 COMMON STOCKS - 95.3%

 Energy - 9.4%

 Integrated Oil & Gas - 7.5%

 957,656

 BP Amoco Plc

 $

 7,524,404

 30,300

 Lukoil Holding Spon (A.D.R.) *

 1,931,625

 23,900

 Petrochina Co., Ltd. (A.D.R.) *

 3,590,497

 1,448,000

 PetroChina Co., Ltd.*

 2,178,079

 153,371

 Repsol SA Regd

 4,004,407

 74,677

 Total SA

 4,184,948

 $

 23,413,960

 Oil & Gas Drilling - 0.6%

 33,700

 Ensco Plc

 $

 1,964,710

 Oil & Gas Exploration & Production - 1.3%

 2,800

 HRT Participacoes em *

 $

 1,108,911

 432

 Inpex Corp. *

 3,054,853

 $

 4,163,764

 Total Energy

 $

 29,542,434

 Materials - 9.7%

 Construction Materials - 1.8%

 2,814,000

 China Resources Cement Holdings Ltd.

 $

 2,336,829

 155,400

 CRH Plc

 3,335,295

 $

 5,672,124

 Diversified Metals & Mining - 2.7%

 254,400

 Eurasian Natural Resources Corp.

 $

 2,831,453

 53,400

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 2,272,704

 99,553

 Southern Copper Corp.

 3,201,624

 $

 8,305,781

 Fertilizers & Agricultural Chemicals - 0.7%

 47,910

 Yara International ASA *

 $

 2,355,089

 Forest Products - 0.1%

 157,400

 Sino-Forest Corp. *

 $

 218,092

 Gold - 2.9%

 139,743

 Anglogold Ashanti Ltd.

 $

 5,999,424

 2,076,500

 Centamin Egypt Ltd. *

 2,999,685

 $

 8,999,109

 Precious Metals & Minerals - 0.5%

 65,800

 Impala Platinum Holdings Ltd. *

 $

 1,462,949

 Steel - 1.1%

 135,900

 Companhia Vale do Rio Doce SA

 $

 3,416,526

 Total Materials

 $

 30,429,670

 Capital Goods - 9.6%

 Construction & Engineering - 1.2%

 104,800

 KBR Inc.

 $

 3,806,336

 Heavy Electrical Equipment - 2.3%

 74,002

 Alstom SA

 $

 3,185,533

 449,000

 Mitsubishi Electric Corp. *

 4,042,500

 $

 7,228,033

 Industrial Conglomerates - 2.8%

 157,600

 Philips Electronics NV

 $

 3,311,833

 693,000

 Shanghai Industrial Holdings Ltd.

 2,504,912

 28,100

 Siemens Ag (A.D.R.)

 2,801,851

 $

 8,618,596

 Trading Companies & Distributors - 3.3%

 645,500

 Itochu Corp. *

 $

 7,373,091

 2,588,100

 Noble Group Ltd.

 2,911,585

 $

 10,284,676

 Total Capital Goods

 $

 29,937,641

 Transportation - 2.8%

 Airlines - 2.0%

 1,147,962

 Ryanair Holdings Plc *

 $

 6,288,018

 Highways & Railtrack - 0.8%

 5,783,500

 Yuexiu Transport Infrastructure Ltd.

 $

 2,616,381

 Total Transportation

 $

 8,904,399

 Automobiles & Components - 2.6%

 Auto Parts & Equipment - 0.1%

 89,000

 China XD Plastics Co. *

 $

 453,010

 Automobile Manufacturers - 1.3%

 65,500

 Daimlerchrysler AG

 $

 3,959,111

 Tires & Rubber - 1.2%

 90,300

 Bridgestone Corp.

 $

 2,180,608

 162,000

 Pirelli & C SpA *

 1,686,786

 $

 3,867,394

 Total Automobiles & Components

 $

 8,279,515

 Consumer Durables & Apparel - 4.6%

 Apparel, Accessories & Luxury Goods - 1.6%

 81,799

 Cie Financiere Richemont SA

 $

 5,018,946

 Homebuilding - 1.7%

 608,800

 Sekisui Chemical Company, Ltd. *

 $

 5,241,496

 Household Appliances - 1.3%

 190,000

 Electrolux AB-Ser B

 $

 4,174,209

 Total Consumer Durables & Apparel

 $

 14,434,651

 Retailing - 0.5%

 Automotive Retail - 0.5%

 15,400

 USS Co., Ltd. *

 $

 1,511,735

 Total Retailing

 $

 1,511,735

 Food & Drug Retailing - 2.0%

 Food Retail - 2.0%

 159,300

 FamilyMart

 $

 6,212,358

 Total Food & Drug Retailing

 $

 6,212,358

 Food Beverage & Tobacco - 7.6%

 Packaged Foods & Meats - 3.3%

 132,000

 Nestle SA

 $

 8,076,285

 70,891

 Unilever Plc

 2,290,892

 $

 10,367,177

 Soft Drinks - 1.0%

 41,600

 Fomento Economico Mexicano SA de C.V.

 $

 3,061,760

 Tobacco - 3.3%

 141,914

 Imperial Tobacco Group Plc

 $

 5,629,841

 902

 Japan Tobacco Inc. *

 4,800,556

 $

 10,430,397

 Total Food Beverage & Tobacco

 $

 23,859,334

 Health Care Equipment & Services - 1.8%

 Health Care Services - 1.8%

 78,175

 Fresenius Medical Care AG

 $

 5,480,841

 Total Health Care Equipment & Services

 $

 5,480,841

 Pharmaceuticals & Biotechnology - 5.4%

 Pharmaceuticals - 5.4%

 380,500

 GlaxoSmithKline Plc

 $

 8,399,851

 48,900

 Novartis AG

 2,668,653

 32,706

 Roche Holdings AG *

 5,696,808

 $

 16,765,312

 Total Pharmaceuticals & Biotechnology

 $

 16,765,312

 Banks - 15.4%

 Diversified Banks - 15.4%

 214,100

 Banco Itau S.A. (A.D.R.)

 $

 4,506,805

 373,500

 Banco Santander Brasil SA *

 3,988,980

 12,000,000

 Bank Pembangunan Daerah Jawa

 1,495,492

 8,900,605

 China Construction Bank Corp.

 7,411,029

 1,181,100

 Commerzbank AG *

 2,962,969

 6,975,375

 Industrial and Commercial Bank of China Ltd. *

 5,072,802

 141,900

 Industrial Bank of Korea *

 1,638,657

 2,064,900

 Intesa Sanpaolo *

 4,011,052

 423,099

 Mitsubishi UFJ Financial Group, Inc. *

 2,185,963

 200,808

 National Australia Bank Ltd.

 5,078,781

 493,700

 Philippine National Bank *

 786,629

 105,995

 Societe Generale SA

 3,413,242

 160,200

 Sumitomo Mitsui Financial Group, Inc. *

 5,449,903

 $

 48,002,304

 Total Banks

 $

 48,002,304

 Diversified Financials - 3.4%

 Asset Management & Custody Banks - 0.3%

 423,219

 Man Group Plc

 $

 881,258

 821

 Reinet Investments SCA *

 14,664

 $

 895,922

 Consumer Finance - 1.1%

 66,000

 Capital One Financial Corp.

 $

 3,339,600

 Diversified Capital Markets - 1.3%

 155,220

 CS Group

 $

 4,170,006

 Specialized Finance - 0.7%

 33,300

 Deutsche Boerse AG *

 $

 2,210,588

 Total Diversified Financials

 $

 10,616,116

 Insurance - 4.1%

 Life & Health Insurance - 2.0%

 291,300

 Ping An Insurance (Group) Company of China Ltd.

 $

 2,512,571

 320,200

 T&D Holdings, Inc. *

 3,751,460

 $

 6,264,031

 Multi-Line Insurance - 2.1%

 25,000

 Allianz AG

 $

 3,029,434

 596,460

 Aviva Plc

 3,496,496

 $

 6,525,930

 Total Insurance

 $

 12,789,961

 Technology Hardware & Equipment - 1.3%

 Communications Equipment - 1.3%

 397,700

 Ericsson LM Tel Sur B *

 $

 3,997,577

 Total Technology Hardware & Equipment

 $

 3,997,577

 Semiconductors - 3.6%

 Semiconductor Equipment - 1.4%

 316,100

 ASM Pacific Technology Ltd.

 $

 4,449,283

 Semiconductors - 2.2%

 94,320

 Hynix Semiconductor, Inc. *

 $

 2,531,791

 8,000

 Samsung Electronics Co., Ltd. (144A) *

 4,325,637

 $

 6,857,428

 Total Semiconductors

 $

 11,306,711

 Telecommunication Services - 6.5%

 Integrated Telecommunication Services - 2.5%

 4,353,000

 Pacific Century Cyberworks Ltd. *

 $

 1,606,878

 863,400

 Singapore Telecommunications Ltd.

 2,184,543

 4,171,700

 Telecom Italia SpA DI Risp Non Convert *

 3,948,016

 $

 7,739,437

 Wireless Telecommunication Services - 4.0%

 261,700

 China Mobile Ltd.

 $

 2,782,485

 1,629,000

 Idea Cellular Ltd. *

 3,118,313

 36,200

 Millicom International Cellular SA

 4,036,300

 942,121

 Vodafone Group Plc

 2,548,296

 $

 12,485,394

 Total Telecommunication Services

 $

 20,224,831

 Utilities - 5.0%

 Electric Utilities - 0.9%

 741,000

 Enel SpA *

 $

 2,972,885

 Multi-Utilities - 2.0%

 85,000

 GDF Suez SA

 $

 2,204,066

 387,053

 National Grid Plc

 3,958,830

 $

 6,162,896

 Water Utilities - 2.1%

 3,956,800

 Guangdong Investment, Ltd.

 $

 2,591,660

 1,298,300

 Manila Water Co, Inc.

 677,285

 229,685

 Suez Environment SA

 3,373,041

 $

 6,641,986

 Total Utilities

 $

 15,777,767

 TOTAL COMMON STOCKS

 (Cost  $285,364,187)

 $

 298,073,157

 CORPORATE BONDS - 1.0%

 Materials - 0.2%

 Paper Packaging - 0.2%

 765,000

 Sealed Air Corp., 6.875%, 7/15/33

 $

 734,400

 Total Materials

 $

 734,400

 Banks - 0.8%

 Diversified Banks - 0.8%

 700,000

 BNP Paribas SA, 5.019%, 4/29/49

 $

 738,086

 1,400,000

 Intesa Sanpaolo SpA, 8.047%, 6/29/49

 1,652,641

 $

 2,390,727

 Total Banks

 $

 2,390,727

 TOTAL CORPORATE BONDS

 (Cost  $3,241,587)

 $

 3,125,127

 FOREIGN GOVERNMENT BONDS - 1.6%

 4,000,000

 Italy Buoni Polienna, 5.0%,  3/1/25

 $

 5,083,679

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $5,955,356)

 $

 5,083,679

 TOTAL INVESTMENT IN SECURITIES - 98.0%

 (Cost  $294,561,130) (a)

 $

 306,281,963

 OTHER ASSETS AND LIABILITIES - 2.0%

 $

 6,366,624

 TOTAL NET ASSETS - 100.0%

 $

 312,648,587

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At February 29, 2012, the value of these securities amounted to $4,325,637 or 1.4% of total net assets.

 (a)

 At February 29, 2012, the net unrealized loss on investments based on cost for federal income tax purposes of $298,709,877 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 42,215,462

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (34,643,376)

 Net unrealized loss

 $

 7,572,086

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 United Kingdom

 17.5%

 Japan

 16.9%

 United States

 8.7%

 Switzerland

 8.1%

 France

 6.7%

 Germany

 6.0%

 Hong Kong

 5.5%

 People's Republic of China

 5.1%

 Italy

 3.4%

 Ireland

 3.0%

 Sweden

 2.4%

 South Africa

 2.4%

 Spain

 2.2%

 South Korea

 2.0%

 Singapore

 1.9%

 Brazil

 1.8%

 Australia

 1.8%

 Netherlands

 1.1%

 Indonesia

 1.0%

 Other (individually less than 1%)

 2.5%

 100.0%

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (see Notes to Financial Statements - Note 1A) are categorized as Level 3.

 The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks*

$
47,806,876

$
250,048,189

$
218,092

$
298,073,157

 Corporate Bonds

-

3,125,127

-

3,125,127

 Foreign Government Bonds

-

5,083,679

-

5,083,679

 Total

$
47,806,876

$
258,256,995

218,092

$
306,281,963

 * Level 2 securities are valued by independent pricing services using fair value factors.

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Common

 Stocks

 Balance as of 11/30/11

$
-

 Realized gain (loss)

-

 Change in unrealized appreciation (depreciation)1

-

 Net purchases (sales)

-

 Transfers in and out of Level 3

218,092

 Balance as of 2/29/12

$
218,092

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer International Value Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date April 26, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date April 26, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date April 26, 2012 * Print the name and title of each signing officer under his or her signature.